CASH GENERATED FROM OPERATIONS (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash generated from operations [abstract]
Profit for the year	R 635.0	R 78.5	R 6.5
Adjusted for
Income tax	(343.9)	(26.6)	(25.9)
Depreciation	270.8	169.1	168.0
Movement in gold in process and finished inventories - Gold Bullion	(3.1)	(32.6)	(24.5)
Disclosure of other provisions [line items]
Environmental rehabilitation payments	(30.2)	(27.5)
Change in estimate of environmental rehabilitation recognised in profit or loss	(21.9)	(60.0)	(2.9)
Share-based payment expense	224.1	21.4	17.2
(Gain)/loss on disposal of property, plant and equipment	(0.7)	(5.8)	0.6
Finance income	(109.8)	(58.3)	(38.8)
Finance expense	68.8	78.4	58.4
Other non-cash items	2.6	1.8	1.3
Operating cash flows before working capital changes	1,401.6	208.2	208.3
Working capital changes [abstract]
Working capital changes	(92.0)	73.8	14.6
Trade and other receivables	(79.0)	22.5	22.2
Consumable stores and stockpiles	(26.4)	(24.8)	(28.2)
Payments made under protest	(10.6)	(11.7)	(27.4)
Trade and other payables and employee benefits	24.0	87.8	48.0
Cash generated from operations	1,309.6	282.0	222.9
Environmental rehabilitation payments [member]
Disclosure of other provisions [line items]
Environmental rehabilitation payments	R (8.1)	R (10.9)	R (3.4)